Securities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securities
Debt Securities, Available-for-sale, Restricted	$ 46.8	$ 48.4
Fair Value of Investment in debt securities	$ 50.3	$ 49.9
Percentage of fair value of investment in debt	27.00%	40.00%